LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating Lease, Expense	$ 307,773	$ 239,746
Operating Lease, Weighted Average Remaining Lease Term	5 years 3 months 10 days
Operating Lease, Weighted Average Discount Rate, Percent	5.83%